Commitments and Contingencies - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 6,281
2020	6,223
2021	5,930
2022	5,386
2023	5,069
Thereafter	43,071
Total future payments, under operating leases	$ 71,960